Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

Intangible Assets:

	Useful	December 31,	December 31,
	Life	2024	2023
		$ thousands	$ thousands

Original amounts:
Software development costs	5 – 10	15,263	13,096
Core technology	2 – 6	3,638	3,638
Customer relationship	2 – 5	1,209	1,209
Trademark	2	440	440

		20,550	18,383

Accumulated amortization:
Software development costs		2,441	1,889
Core technology		813	57
Customer relationship		268	19
Trademark		237	17

		3,759	1,982

Other Intangible assets, net:
Software development costs		12,822	11,207
Core technology		2,825	3,581
Customer relationship		941	1,190
Trademark		203	423

Other Intangible assets, net:		16,791	16,401

The following table represents the expected amortization in future periods, as of December 31, 2024:

$ thousands
2025	1,726
2026	2,161
2027	2,186
2028	2,046
2029	1,670
2030 and thereafter	7,002
Total expected amortization	16,791

Amortization expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $1,776 thousand $632 thousand and $420 thousand respectively.